Long-Term Debt	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Jun. 30, 2024
Long-Term Debt [Line Items]
Long-Term Debt

10. Long-Term Debt

On June 26, 2024, Grafiti and Streeterville Capital, LLC (“Streeterville” or “Investor”) entered into a note purchase agreement, pursuant to which Grafiti agreed to sell, and Streeterville agreed to purchase, a secured promissory note in an aggregate original principal amount of $6,470,000 (the “Streeterville Note”). The Streeterville Note accrues interest on the outstanding balance of the note at the rate of 10% per annum, and all principal plus accrued interest is due and payable in December 2025. The Streeterville Note carries an original issue discount of $1,450,000 and $20,000 of issuance costs to cover legal, accounting, due diligence, monitoring and other transaction costs.

Starting on the earlier of 13 months after the closing of the Business Combination or January 1, 2026, the Investor may require the borrower to redeem up to one-sixth of the note’s initial principal and accrued interest monthly, and any unexercised redemption amounts can be carried over to future months. Grafiti has also agreed to not issue or sell any equity securities for capital raising purposes without the Investor’s prior consent.

Long-Term Debt as of December 31, 2024 consisted of the following:

Long-term debt:	Maturity	December 31, 2024	June 30, 2024
Streeterville Note (net of $1,157,515 and $450,059 unamortized debt discount and issuance costs)	12/26/2025	$5,725,101	$-
Total long-term debt		$5,725,101	$-

As of December 31, 2024, debt discount and issuance costs in the amount of $1,450,000 related to the Streeterville Note was recorded as a contra liability within long-term debt, which will be amortized over the term of the note.

Interest expense on long-term debt for the three and six months ended December 31, 2024 totaled $553,854 (three and six months ended December 31, 2023 - $nil), which was not paid and included in the long-term debt balance in the consolidated balance sheet as of December 31, 2024.

Grafiti Holding Inc [Member]
Long-Term Debt [Line Items]
Long-Term Debt

Note 8 - Long-Term Debt

On June 26, 2024, the Company and Streeterville Capital, LLC (“Streeterville” or “Investor”) entered into a note purchase agreement, pursuant to which the Company agreed to sell, and Streeterville agreed to purchase, a secured promissory note in an aggregate original principal amount of $6,470,000 (the “Streeterville Note”). The Streeterville Note accrues interest on the outstanding balance of the note at the rate of 10% per annum, and all principal plus accrued interest is due and payable in December 2025. The Streeterville Note carries an original issue discount of $1,450,000 and $20,000 of issuance costs to cover legal, accounting, due diligence, monitoring and other transaction costs. On the same day, the Investor paid the purchase price of $5,000,000 as follows: (a) $1,150,000 to the Company; (b) $350,000 to Damon Motors as a senior secured loan from the Company to Damon Motors (the “Grafiti Holding Note”), and (c) $3,500,000 into escrow, which will be distributed to the Company upon satisfaction of certain conditions including: (a) consummation of the Business Combination; (b) the combined company’s common shares being listed on Nasdaq; and (c) immediately following the closing of the Business Combination, the combined company having no outstanding debt other than the Streeterville Note, certain other specified debts and trade payables incurred in the ordinary course of business (the “Escrow Conditions”). Pursuant to the escrow agreement, if the Escrow Conditions have not been satisfied by August 31, 2024 (the “Deadline Date”), the escrow agent may return the escrow amount to the Investor and the Guaranties in favor of Streeterville (as defined below) to Damon Motors and Damon Motors Corporation, a Delaware corporation and a wholly-owned subsidiary of Damon Motors. In accordance with the amendments to the escrow agreement, the Deadline Date has been extended to November 30, 2024, Additionally, starting on the earlier of 13 months after the closing of the Business Combination or January 1, 2026, the Investor may require the borrower to redeem up to one-sixth of the note’s initial principal and accrued interest monthly, and any unexercised redemption amounts can be carried over to future months. The Company has also agreed to not issue or sell and equity securities for capital raising purposes without the Investor’s prior consent. Additionally, the second amendment to the escrow agreement allows for the release of funds at the discretion of the investor even if the funding conditions have not been satisfied. On September 23, 2024, $350,000 of the funds placed in escrow were released to the Company. On November 20, 2024 the remaining $3,150,000 of the funds placed in escrow were released to the Company.

Long-Term Debt as of September 30, 2024 consisted of the following:

Long-Term Debt	Maturity	September 30, 2024 (Unaudited)	June 30, 2024 (Audited)
June 2024 10% Note (net of $469,381 and $450,059 unamortized debt discount and issuance costs)	12/26/2025	$1,974,316	$1,506,561
Total Long-Term Debt		$1,974,316	$1,506,561

Debt discount and issuance costs in the amount of $455,000 related to the Streeterville Note was recorded as a contra liability within long-term debt, which will be amortized over the term of the note. An additional $101,500 of debt discount was recorded as a contra liability within long-term debt during the three months ended September 30, 2024 with the release of a portion of the funds placed in escrow. Additional debt discount and issuance costs will be recorded as the Company receives the remaining portions of the Streeterville Note. Interest expense on long-term debt for the three months ended September 30, 2024 totaled $168,160 which includes $50,405 of interest expense, $82,178 of amortized debt discount and $35,577 of monitoring fee amortization. There was no interest expense in the three months ended September 30, 2023.

The Company had no short-term or long-term debt in the three months ended or as of September 30, 2023.

Note 7 - Long-Term Debt

On June 26, 2024, Grafiti Holding and Streeterville Capital, LLC (“Streeterville,” or “Investor”) entered into a note purchase agreement, pursuant to which Grafiti Holding agreed to sell, and Streeterville agreed to purchase, a secured promissory note in an aggregate original principal amount of $6,470,000 (the “Streeterville Note”). The Streeterville Note accrues interest on the outstanding balance of the note at the rate of 10% per annum, and all principal plus accrued interest is due and payable in December 2025. The Streeterville Note carries an original issue discount of $1,450,000 and $20,000 of issuance costs to cover legal, accounting, due diligence, monitoring and other transaction costs. On the same day, the Investor paid the purchase price of $5,000,000 as follows: (a) $1,150,000 to Grafiti Holding; (b) $350,000 to Damon as a senior secured loan from Grafiti Holding to Damon (the “Grafiti Holding Note”), and (c) $3,500,000 into escrow, which will be distributed to Grafiti Holding upon satisfaction of certain conditions including: (a) consummation of the Grafiti Holding Transaction; (b) the combined company’s common shares being listed on Nasdaq; and (c) immediately following the closing of the Grafiti Holding Transaction, the combined company having no outstanding debt other than the Streeterville Note, certain other specified debts and trade payables incurred in the ordinary course of business (the “Escrow Conditions”). Pursuant to the escrow agreement, if the Escrow Conditions have not been satisfied by August 31, 2024 (the “Deadline Date”), the escrow agent may return the escrow amount to the Investor and the Guaranties in favor of Streeterville (as defined below) to Damon and Damon Subsidiary (as defined below). In accordance with the first and second amendments to the escrow agreement, the Deadline Date has been extended to October 31, 2024. Additionally, the second amendment to the escrow agreement allows for the release of funds at the discretion of the Investor even if the funding conditions have not been satisfied. On September 23, 2024, $350,000 of the funds placed in escrow were released to Grafiti Holding.

Long-Term Debt as of June 30, 2024 consisted of the following:

Long-Term Debt	Maturity	2024
June 2024 10% Note (net of $450,059 unamortized debt discount and issuance costs)	12/26/2025	$1,509,862
Total Long-Term Debt		$1,509,862

Debt discount and issuance costs in the amount of $455,000 related to the Streeterville Note was recorded as a contra liability within long-term debt, which will be amortized over the term of the note. Additional debt discount and issuance costs will be recorded as the Company receives the remaining portions of the Streeterville Note. Interest expense on the long-term debt for the year ended June 30, 2024 totaled $9,862 which includes $3,301 of interest expense, $4,941 of amortized debt discount and $1,620 of monitoring fees. There was no interest expense in the years ended June 30, 2023 or 2022.

The Company had no short-term or long-term debt as of June 30, 2023 or 2022.